CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of profit or loss and other comprehensive income [abstract]
Product net sales	$ 2,185,883	$ 1,190,783	$ 400,720
Collaboration revenue	4,348	35,533	10,026
Other operating income	61,808	42,278	34,520
Total operating income	2,252,039	1,268,594	445,267
Cost of sales	(227,289)	(117,835)	(29,431)
Research and development expenses	(983,423)	(859,492)	(663,366)
Selling, general and administrative expenses	(1,055,337)	(711,905)	(472,132)
Loss from investment in a joint venture	(7,644)	(4,411)	(677)
Total operating expenses	(2,273,693)	(1,693,643)	(1,165,607)
Operating loss	(21,654)	(425,049)	(720,341)
Financial income	157,509	107,386	27,665
Financial expense	(2,464)	(906)	(3,906)
Exchange (losses)/gains	(48,211)	14,073	(32,732)
Profit/(Loss) for the year before taxes	85,180	(304,496)	(729,314)
Income tax benefit	747,860	9,443	19,720
Profit/(Loss) for the year	833,040	(295,053)	(709,594)
Profit/(Loss) for the year attributable to:
Owners of the parent	$ 833,040	$ (295,053)	$ (709,594)
Weighted average number of shares outstanding (in shares)	59,855,585	57,169,253	54,381,371
Weighted average number of shares for purpose of diluted profit/loss per share (in shares)	65,177,815	57,169,253	54,381,371
Basic (loss) per share (in USD per share)	$ 13.92	$ (5.16)	$ (13.05)
Diluted (loss) per share (in USD per share)	$ 12.78	$ (5.16)	$ (13.05)